Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories
7.	Inventories

	December 31,	December 31,
	2019	2018
Raw materials	$7,175	$5,428
Work in progress	-	3,740
Finished goods	357	2,860
	$7,532	$12,028

Inventories sold in the amount of $2,315, $23,136 and $1,353 were recognized as cost of sales and other production expenses from continuing operations, and $10,126, $10,295 and $5,241 from discontinued operations during the years ended December 31, 2019, 2018 and 2017 respectively. Inventory write‑downs of $163, $2,028 and $nil, from continuing operations and $642, $981 and $246 from discontinued operations, also included in cost of sales and other production expenses, were recorded during the years ended December 31, 2019, 2018 and 2017 respectively.